Taxes - Additional Information (Detail) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Disclosure Of Components Of Income Tax Expense [Line Items]
Taxable Profit Percentage		10
Deferred tax expense income recognized in the income statement		$ (916)	$ (702)	$ 118
Recognised Deferred tax assets		$ 2,393	$ 1,717
Long term bond rate		3.20%	3.20%
North West Shelf Project [member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		$ 7,490	$ 7,428
Temporary Difference Pluto Quarantined Exploration Expenditure [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		601	872
Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Recognised Deferred tax assets		410	333
Temporary Difference Wheatstone [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		795	758
Pluto PRRT Deferred Tax Asset [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Increase decrease in the deferred tax asset after tax		351
Increase (decrease) in deferred tax asset		502
Pluto And Wheatstone [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Tax payments from new legislation		163
Current tax payable		27
Sangomar Project [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deferred tax expense income recognized in the income statement	$ 342
Trion [member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deferred tax expense income recognized in the income statement		$ 319
Bottom of range [member] | Pillar Two Legislation [member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Applicable tax rate		15.00%
Top of range [member] | Pillar Two Legislation [member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Applicable tax rate					15.00%
USA Tax Consolidation Group [Member] | Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 366	232
Recognised Deferred tax assets		1,274	1,248
Other Than Australia And The USA [Member] | Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised		715	763
Medium Term Notes [member] | Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 343	$ 189